Investments, at Fair Value (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Investments, All Other Investments [Abstract]
Schedule of Composition of Investments at Fair Value

	September 30, 2025	March 31, 2025
Alternative assets	$211,324	$259,113
Public equity securities	4,376	4,065
Debt securities available-for-sale	1,777	1,687
Other equity securities and interests	26,501	26,506
Total investments, at fair value	$243,978	$291,371

	March 31, 2025		March 31, 2024
	Ben	Customer ExAlt Trusts	Ben	Customer ExAlt Trusts
Alternative assets	$—	$259,113	$—	$293,916
Public equity securities	—	4,065	—	4,897
Debt securities available-for-sale	—	1,687	—	2,962
Other equity securities and interests	—	26,506	6	27,338
Total investments, at fair value	$—	$291,371	$6	$329,113

Schedule of Alternative Assets Investments

Our portfolio of alternative asset investments, held by certain of the Customer ExAlt Trusts by asset class of each fund as of September 30, 2025 and March 31, 2025, is summarized below (in thousands):

	Alternative Investments Portfolio Summary
	September 30, 2025		March 31, 2025
Asset Class	Carrying Value	Unfunded Commitments	Carrying Value	Unfunded Commitments
Private Equity	$109,837	$31,313	$120,008	$34,252
Venture Capital	81,643	1,217	109,361	1,324
Natural Resources	12,097	2,453	12,691	2,663
Private Real Estate	6,567	1,663	6,454	2,777
Hedge Funds	3,517	—	3,931	245
Other(1)	(2,337)	376	6,668	383
Total	$211,324	$37,022	$259,113	$41,644

(1)	“Other” includes earnouts, escrow, net other assets (liabilities), and private debt strategies.

Our portfolio of alternative asset investments, held by certain of the Customer ExAlt Trusts by asset class of each fund as of March 31, 2025 and 2024, is summarized below (in thousands):

	Alternative Investments Portfolio Summary
	March 31, 2025		March 31, 2024
Asset Class	Carrying Value	Unfunded Commitments	Carrying Value	Unfunded Commitments
Private Equity	$120,008	$34,252	$116,462	$38,401
Venture Capital	109,361	1,324	139,495	2,548
Natural Resources	12,691	2,663	17,553	3,340
Private Real Estate	6,454	2,777	8,760	2,907
Hedge Funds	3,931	245	6,095	245
Other(1)	6,668	383	5,551	382
Total	$259,113	$41,644	$293,916	$47,823

(1)	“Other” includes earnouts, escrow, net other assets, and private debt strategies.

Schedule of Debt Securities, Available-for-Sale

The amortized cost, estimated fair value, and unrealized gains and losses on investments in debt securities classified as available-for-sale as of September 30, 2025 and March 31, 2025 are summarized as follows:

	September 30, 2025
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	$1,687	$90	$—	$1,777
Total available-for-sale debt securities	$1,687	$90	$—	$1,777

	March 31, 2025
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	$2,685	$—	$(998)	$1,687
Total available-for-sale debt securities	$2,685	$—	$(998)	$1,687
The contractual maturities of available-for-sale debt securities as of September 30, 2025 and March 31, 2025 are as follows:

	September 30, 2025		March 31, 2025
(Dollars in thousands)	Amortized Cost Basis	Fair Value	Amortized Cost Basis	Fair Value
Due in one year or less	$1,687	$1,777	$1,687	$1,687

No fixed maturity	—	—	998	—
	$1,687	$1,777	$2,685	$1,687

The amortized cost, estimated fair value, and unrealized gains and losses on investments in debt securities classified as available-for-sale as of March 31, 2025 and 2024 are summarized as follows:

	March 31, 2025
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	$2,685	$—	$(998)	$1,687
Total available-for-sale debt securities	$2,685	$—	$(998)	$1,687

	March 31, 2024
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	$2,685	$1,337	$(1,060)	$2,962
Total available-for-sale debt securities	$2,685	$1,337	$(1,060)	$2,962

The contractual maturities of available-for-sale debt securities as of March 31, 2025 and 2024 are as follows:

	March 31, 2025		March 31, 2024
(Dollars in thousands)	Amortized Cost Basis	Fair Value	Amortized Cost Basis	Fair Value
Due in one year or less	$1,687	$1,687	$1,687	$1,964

No fixed maturity	998	—	998	998
	$2,685	$1,687	$2,685	$2,962

Schedule of Debt Securities Available for Sale Unrealized Loss Position

The table below indicates the length of time individual debt securities have been in a continuous loss position as of September 30, 2025 and March 31, 2025:

	September 30, 2025		March 31, 2025
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Other debt securities:
Less than twelve months	$—	$—	$—	$—
Twelve months or longer	—	—	1,687	998
Total available-for-sale debt securities with unrealized losses	$—	$—	$1,687	$998

The table below indicates the length of time individual debt securities have been in a continuous loss position as of March 31, 2025 and 2024:

	March 31, 2025		March 31, 2024
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Other debt securities:
Less than twelve months	$—	$—	$—	$—
Twelve months or longer	1,687	998	1,964	1,060
Total available-for-sale debt securities with unrealized losses	$1,687	$998	$1,964	$1,060

Schedule of Debt Securities Available for Sale Allowance for Credit Loss

The following table is a rollforward of credit-related losses recognized in earnings for the periods presented below:

(Dollars in thousands)	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
Balance, beginning of period	$32,288	$31,812	$32,288	$31,290
Credit-related losses not previously recognized	—	—	—	522
Increase in amounts previously recognized	—	476	—	476
Balance, end of period	$32,288	$32,288	$32,288	$32,288

The following table is a rollforward of credit-related losses recognized in earnings for the periods presented below:

	Year Ended March 31,
(Dollars in thousands)	2025	2024
Balance, beginning of period	$31,290	$31,290
Credit related losses not previously recognized	998	—
Increase in amounts previously recognized	—	—
Balance, end of period	$32,288	$31,290